Commitments and Contingencies - Narrative (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Rent expense under operating leases	$ 841,000	$ 304,000	$ 526,000	$ 268,000
Remaining future minimum lease payments, 2018	49,000		730,000
Remaining future minimum lease payments, 2019	84,000		859,000
Remaining future minimum lease payments, 2020	210,000		834,000
Remaining future minimum lease payments, 2021	219,000		1,123,000
Remaining future minimum lease payments, 2022	228,000		1,148,000
Remaining future minimum lease payments, 2023 and thereafter	$ 524,000		701,000
Stable Liquid Glucagon [Member]
Loss Contingencies [Line Items]
Proceed from grant to help fund			760,000
Expected grant for development of liquid glucagon			872,000
Minimum required sale to meet original award amount			$ 750,000,000
Minimum required sale to meet original award, Description			If sales of glucagon for use in the artificial pancreas exceed $750 million in the first five years after the first commercial sale, then the Company would be required to make an additional payment equal to the original award amount
Exercise Induced Hypoglycemia [Member]
Loss Contingencies [Line Items]
Proceed from grant to help fund			$ 929,000
Minimum required sale to meet original award amount			$ 1,000,000,000
Minimum required sale to meet original award, Description			If sales exceed $1 billion, the Company will be required to make a milestone payment equal to two times the award amount
Annual royalty payments			$ 500,000
Type 1 Diabetes Chronic Glucagon [Member]
Loss Contingencies [Line Items]
Proceed from grant to help fund			1,004,000
Minimum required sale to meet original award amount			$ 500,000,000
Minimum required sale to meet original award, Description			For each chronic glucagon program where sales exceed $500 million, the Company will be required to pay an additional amount equal to two times the award amount
Annual royalty payments			$ 500,000
San Diego California [Member]
Loss Contingencies [Line Items]
Letter of credit, Outstanding Amount			$ 58,000